Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2021	$ 222		$ 76,229		$ (1,465)	$ 15,314	$ (49,882)		$ 40,418
IfrsStatementLineItems [Line Items]
Loss for the year							(22,054)		(22,054)
Other comprehensive income/(expense)					1,326	(283)			1,043
Increase (decrease) through transactions with owners, equity	222		76,229		(139)	15,031	(71,936)		19,407
Capital raises	1		243			(122)			122
Other share issuances	1		217			(144)			74
Employee share awards	8		2,287			(283)			2,012
Conversion of Aevitas equity instruments	24		20,442			(20,466)
Increase (decrease) in equity before transaction with owners in their capacity of owners	34		23,189			(21,015)			2,208
Balance at Jun. 30, 2022	256		99,418		(139)	(5,984)	(71,936)		21,615
IfrsStatementLineItems [Line Items]
Loss for the year							(24,355)		(24,355)
Other comprehensive income/(expense)					1,342	(106)			1,236
Increase (decrease) through transactions with owners, equity	256		99,418		1,203	(6,090)	(96,291)		(1,504)
Capital raises	51	[1]	5,449	[1]		(446)			5,054
Employee share awards	1	[2]	151	[2]		(5)			147
Increase (decrease) in equity before transaction with owners in their capacity of owners	52		5,600			(402)			5,250
Equity instruments						49			49
Balance at Jun. 30, 2023	308		105,018		1,203	(6,492)	(96,291)		3,746
IfrsStatementLineItems [Line Items]
Loss for the year							(46,700)		(46,700)
Other comprehensive income/(expense)					(1,201)	7			(1,194)
Increase (decrease) through transactions with owners, equity	308		105,018		2	(6,485)	(142,991)		(44,148)
Capital raises	206	[1]	2,862	[1]		(207)			2,861
Employee share awards	19	[2]	340	[2]		241			600
Increase (decrease) in equity before transaction with owners in their capacity of owners	225		3,202			184			3,611
Equity instruments						150			150
Balance at Jun. 30, 2024	$ 533		$ 108,220		$ 2	$ (6,301)	$ (142,991)		$ (40,537)

[1]	During the year ended June 30, 2024, the company issued 1,715,191 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.1 million in gross proceeds.
[2]	During the year ended June 30, 2024, 282,836 shares (year ended June 30, 2023: 102,252) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.